Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Principles of consolidation

(a) Principles of consolidation - The consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated on consolidation. The results of subsidiaries acquired have been consolidated from the date of acquisition.

Use of estimates

(b) Use of estimates - The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management based on their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements included revenue recognition, provision for credit losses of accounts receivable, inventories impairment assessment, long-lived assets and right-of-use (“ROU”) assets impairment assessment and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

The trade controversies between China and the United States and the political unrest in Myanmar have created and may continue to create significant uncertainty in macroeconomic conditions, which may cause further business slowdowns and adversely impact the Group’s results of operations.

(b) Use of estimates - continued - As a result, during the year ended March 31, 2025, the Group faced uncertainties around its estimates of revenue recognition, revenue collectability, accounts receivable credit losses, impairment of inventories, impairment of long-lived assets and ROU assets and valuation allowance for deferred tax assets. The Group expects uncertainties around its key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the trade controversies between China and the United States and the political unrest in Myanmar. Its estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in its consolidated financial statements.

Investments under equity method

(c) Investments under equity method - The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group’s share of undistributed earnings or losses of these entities, the amortization of intangible assets recognized upon purchase price allocation and dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Cash and cash equivalents

(d) Cash and cash equivalents - Cash and cash equivalents consist of cash on hand and bank deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Cash equivalents are placed with financial institutions with credit ratings and quality where the Group considers acceptable.

Time deposits	(e) Time deposits - Time deposits are those balances placed with the banks with original maturities longer than three months but less than one year.
Accounts receivable

(f) Accounts receivable - From April 1, 2020, the Group adopted ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses.

(f) Accounts receivable - continued - The Group’s accounts receivable, other current assets (note 7) and loan receivables (note 2(g)) recorded in prepaid expenses and other current assets are within the scope of ASC Topic 326. Accounts receivable primarily represent amounts due from customers, that are typically non-interest bearing and are initially recorded at the invoiced amount. Accounts receivable balances are write-down against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Any off-balance-sheet credit exposure related to its customers is assessed the same manner as on-balance-sheet exposure.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables, other current assets (note 7) and loan receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances. No significant impact of changes in the assumptions since adoption. As of March 31, 2025, the allowance for expected credit loss provision recorded in accounts receivable was $109 (2024: $43).

The Group accounts for balance sheet offsetting in accordance with ASC 210, Balance Sheet. When all the following conditions are met and when the Group and the counterparty both consent, accounts receivable balances and account payable balances set off each other and the Group presents the asset and liability as a net amount on the balance sheet: Each of the two parties owes the other determinable amounts, the Group has the right to set off the amount owed with the amount owed by the other party, the Group intends to set off and the right of set off is enforceable at law.

Loan receivables

(g) Loan receivables - Loan receivables mainly represent the loans to a non-controlling interest and a director of a subsidiary in Myanmar. The loan periods granted by the Group to the staff amounts to 36 months and carries fixed interest rate of 8% per annum. The loan receivables principal and interest are expected to be repaid on the expected settlement date. The loan receivables are stated at the historical carrying amount net of allowance for uncollectible loan receivables (see (f) above). The loan receivables expected to be settled more than one year as of balance sheet date are classified into long-term loan receivable on the consolidated balance sheets. No impairment was made on the loan receivables for the years ended March 31, 2023, 2024 and 2025.

Inventories

(h) Inventories - Inventories are stated at the lower of cost and net realizable value, with cost determined by the first-in-first-out method. Work-in-progress and finished goods consist of raw materials, direct labor and overheads associated with the manufacturing process. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Write-down of potential obsolete or slow-moving inventories is recorded based on management’s assumptions about future demands and market conditions.

Goodwill

(i) Goodwill - Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination. Goodwill is not amortized but rather tested for impairment at least annually. The Company tests goodwill for impairment in March of each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would be more likely than not reduce the fair value of the reporting unit below its carrying amount.

Property, plant and equipment

(j) Property, plant and equipment - Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses, if any. Depreciation is computed on a straight-line basis with no salvage value over the estimated useful lives of 5 to 10 years for machinery and equipment, shorter of the lease term or the estimated useful life for leasehold improvements and 2 to 5 years for other property, plant and equipment.

The cost and accumulated depreciation of property, plant and equipment disposed of or sold are removed from the consolidated balance sheets and resulting gains and losses are recognized in the consolidated statements of operations.

Impairment or disposal of long-lived assets and ROU assets (other than goodwill)

(k) Impairment or disposal of long-lived assets and ROU assets (other than goodwill) - The Group reviews its long-lived assets and ROU assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets and ROU assets to the sum of the estimated undiscounted future cash flows expected to be generated from the use of the assets and the eventual disposition. An impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the assets being evaluated. Impairment loss is calculated as the amount by which the carrying value of the assets exceeds their fair value.

At each year end as of March 31, 2023, 2024 and 2025, the Group has reviewed the long-lived assets and ROU assets for impairment, since there were several indicative events and factors identified, including (1) significant adverse changes in the business climate, including the possible negative impact of political unrest in Myanmar, (2) operating and/or cash flow losses, and (3) negative impact on business operations as a result of trade controversies between China and the United States and new global human and environmental rights regulations pending or enacted.

(k) Impairment or disposal of long-lived assets and ROU assets (other than goodwill) - continued - For the years ended March 31, 2023 and 2025, as a result of the comparisons, management has identified the sum of estimated undiscounted future cashflows of long-lived assets and ROU assets are higher than their carrying values. The Group did not recognize any impairment of long-lived assets and ROU assets during the years ended March 31, 2023 and 2025.

For the year ended March 31, 2024, as a result of the comparison, management has identified the sum of estimated undiscounted future cashflow of long-lived assets and ROU assets are lower than their carrying values. Accordingly, an impairment loss of $335 for long-lived assets and an impairment loss of $527 for ROU assets were recognized, which were the amounts by which the carrying values of the assets exceeded their fair value.

Concentration of credit risk

(l) Concentration of credit risk - Financial instruments that potentially expose the Group to the concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable, loan receivable, other receivables and prepayments. The Group places its cash and cash equivalents with financial institutions with credit ratings and quality where the Group considers acceptable.

The risks with respect to accounts receivables are mitigated by credit evaluations performed on the customers or debtors and ongoing monitoring of outstanding balances.

Revenue recognition

(m) Revenue recognition - The Group recognizes revenue when its customer obtains control of promised goods or receives services provided in an amount that reflects the consideration which the Group expects to receive in exchange for those goods and services. To determine revenue recognition for the arrangements that the Group determines are within the scope of Topic 606, the Group performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenue from contracts with customers is derived from the sales of metal stamping, mechanical OEM and electric OEM products, from the sub-contracting income from the provision of electronic products assembly service, and from the provision of machinery maintenance services.

Product revenue recognition – point of time

The Group sell goods to the customer under sales contracts or by purchase orders. The Group has determined there to be one performance obligation for each of the sales contracts and purchase orders. The performance obligations are considered to be met and revenue is recognized when the customer obtains control of the goods. Revenue is recognized at that point of time. The Group has two major goods delivery channels, included:

(1)	Delivering goods to customers’ predetermined location, the Group has satisfied the contracts’ performance obligations when the goods have been delivered and relevant shipping documents have been collected by the Group; and
(2)	Picking up goods by customers in the Group’s warehouse, the Group has satisfied the contracts’ performance obligations when the goods have been picked up and the acceptance document has been signed by the customers.

Sub-contracting income recognition – point of time

The Group’s performance obligation is to provide sub-contracting services on electronic products assembly to one customer. When the Group satisfies a performance obligation, it will recognize as revenue the sub-contracting income it earns from the provision of electronic products assembly service. The Group’s revenue from sub-contracting income was nil, $818 and nil for the years ended March 31, 2023, 2024 and 2025 respectively.

Service revenue recognition – over time

The Group also provides machinery maintenance services to customers, where revenue is recognized over time. The Group recognized certain revenue from contracts with customers for performance obligations satisfied over time, consisting principally of machinery maintenance service income. The Group’s revenue from machinery maintenance services was $41, nil and nil for the years ended March 31, 2023, 2024 and 2025 respectively.

Breakdown of revenue recognition by product line is as follows:

	Year ended March 31,
	2023	2024	2025
	$	$	$

Sale of products	10,201	5,503	7,412
Sub-contracting income	-	818	-
Maintenance service income	41	-	-
Total revenue from contracts with customers	10,242	6,321	7,412

Breakdown of revenue recognition at a point of time / overtime is as follows:

	Year ended March 31,
	2023	2024	2025
	$	$	$

Revenue recognized at a point of time	10,201	6,321	7,412
Revenue recognized over time	41	-	-
Total revenue from contracts with customers	10,242	6,321	7,412

Return Rights

The Group does not provide its customers with the right of return (except for product quality issue) or production protection. Customer is required to perform product quality check before acceptance of goods delivery. The Group did not recognize for any refund liability according to the product return on the consolidated balance sheets.

Value-added taxes and surcharges

The Group presents revenue net of VAT and surcharges incurred. The surcharge is sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. The Group incurs expenses or pays fees to external delivery service providers, respectively, and records such expenses and fees like shipping and handling expenses. Total VAT and surcharges paid by the Group during the years ended March 31, 2023, 2024 and 2025 amounted to $106, $85 and $77 respectively.

Principals vs. agent accounting

The Group records all product revenue on a gross basis. To determine whether the Group is an agent or principal in the sale of products, the Group considers the following indicators: the Group is primarily responsible for fulfilling the promise to provide the specified goods or services, is subject to inventory risks before the specified goods have been transferred to a customer or after transfer of control to the customers, and has discretion in establishing the price of the specified goods.

Disaggregation of revenue

The Group disaggregates its revenue from different types of contracts with customers by principal product categories, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See note 22 for product revenues by segment.

Contract balances

The Group did not recognize any contract asset as of March 31, 2024 and March 31, 2025. The timing between the recognition of revenue and billings issuance is not significant.

The Group’s contract liabilities consist of deposits received from customers. As of March 31, 2024 and March 31, 2025, the balances of the contract liabilities are $10 and $10 including deposits received from a customer. All contract liabilities as of March 31, 2025 are expected to be recognized as revenue during the year ending March 31, 2026.

Movement of contract liabilities are as follows:

	Year ended March 31,
	2024	2025
	$	$

At the beginning of the year	-	10
Deposits received	10	10
Recognized as revenue	-	(10)
Exchange	-	-
At the end of the year	10	10

Retirement and other post-retirement benefits

(n) Retirement and other post-retirement benefits – Contributions to retirement schemes (which are defined benefit and defined contribution plans, see note 20) are charged to the consolidated statement of operations as and when the related employee service is provided.

Accounting rules covering defined benefit pension plans and other post-retirement benefits require that amounts recognized in financial statements be determined on an actuarial basis. Management develops the actuarial assumptions used by its international defined benefit pension plan obligations based upon the circumstances of each particular plan. The determination of the defined benefit pension plan obligations requires the use of estimates.

During the year ended March 31, 2024, the Group initially recognizes defined benefit obligation to be made by the Group to its Hong Kong employees upon the termination of services under post-retirement benefits. The cost of providing benefits is measured using projected unit credit method with actuarial valuations to determine its present value and service cost. The discount rate is an estimate of the interest rate at which the retirement benefits could be effectively settled. In estimating the discount rate, the Group looks to rates of return on Hong Kong Government Bonds currently available and expected to be available during the period to maturity of the retirement benefits. The net defined benefit liabilities recognized in the balance sheet represent the present value of the obligation under defined benefit plan minus the fair value of plan assets. The Group carried out comprehensive actuarial valuation at the end of reporting period. The remeasurement of the net defined benefit liabilities during a period is recognized as cost of defined benefit plan during the period.

As of March 31, 2024 and 2025, $23 and $23 were recognized as defined benefit obligation in the consolidated balance sheets as “Long term accrued expense”. Upon initiation of the plan during the year ended March 31, 2024, the amount is fully recognized as prior service cost in the consolidated statement of operations under “selling, general and administrative expenses”.

The Group also operates a Mandatory Provident Fund (“MPF”) scheme for all qualifying employees in Hong Kong. The MPF is a defined contribution scheme and the assets of the scheme are managed by a trustee independent of the Group. Contributions are made by the Group to the MPF at a rate of 5% based on each employee’s relevant compensation, subject to a cap of HK$1,500 (equivalent to $0.19) per month.

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiary of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made.

The Group was required registration of its employee in Myanmar with the Social Security Board. Contributions are made by the Group to the social security plan at a rate of 3% based on each employee’s relevant compensation, subject to a cap of 9,000 Kyat (equivalent to $0.004) per month.

Foreign currency translations and transactions

(o) Foreign currency translations and transactions - The functional and reporting currency of the Company is the United States Dollars (“U.S. dollars”). All transactions in currencies other than functional currencies during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates on the balance sheet date. Exchange differences are recorded in the consolidated statements of operations.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rates prevailing on the transaction dates. The transaction date is the date on which the Group initially recognizes such non-monetary assets and liabilities. Non-monetary assets and liabilities that are stated at fair value are translated using the exchange rates prevailing at the dates the fair value is measured. The resulting exchange differences are recognized in accumulated other comprehensive income/loss.

The books and records of the Company’s major subsidiaries are maintained in their respective local currencies, the Hong Kong dollars, Myanmar Kyat and Chinese Renminbi, which are also their respective functional currencies. The financial statements of the Group’s entities of which the functional currency is not U.S. dollars are translated from their respective functional currency into U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rates of exchange prevailing at the balance sheet date. Equity accounts other than earnings generated in current period are translated into U.S. dollars at the appropriate historical rates. Income and expense items are translated into U.S. dollars at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income (loss).

Exchange rates used to translate amounts in Chinese Renminbi and Myanmar Kyat into the U.S. dollars, the reporting currency are as follows:

	Year ended March 31,
	2023	2024	2025
Items in the consolidated statement of operations:
Chinese Renminbi	6.83	7.15	7.14
Myanmar Kyat	1,995	2,103	2,510
	As of March 31,
	2025	2024
Balance sheet items, except for equity accounts
Chinese Renminbi	7.27	7.18
Myanmar Kyat	2,103	3,536

(o) Foreign currency translations and transactions – continued - Chinese Renminbi and Myanmar Kyat are not fully convertible currencies. Any restrictions on currency exchange may limit the Group’s ability to convert Chinese Renminbi and Myanmar Kyat into U.S. dollars or Hong Kong dollars or vice versa.

Income taxes

(p) Income taxes - Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are determined based on the temporary difference between the financial reporting and tax bases of assets and liabilities, and net operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, within income tax expenses.

Net (loss) income per share

(q) Net (loss) income per share - Basic net (loss) income per share is computed by dividing net (loss) income attributable to the Company by the weighted average number of common shares outstanding during the year.

Diluted net (loss) income per share is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares pertaining to stock options and similar instruments had been issued and if the additional common shares were dilutive.

Diluted net (loss) income per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding unvested restricted stock and options, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

Anti-dilutive potential ordinary shares are not considered in the calculation of the diluted earnings per share. Potential ordinary shares are anti-dilutive when the conversion of ordinary shares increases the earnings per share or decreases the net loss per share.

Comprehensive (loss) income

(r) Comprehensive (loss) income - Comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments and is presented net of tax.

The Group presents the components of net (loss) income, the components of other comprehensive (loss) income and total comprehensive (loss) income in two separate but consecutive statements.

Fair value measurement and financial instruments

(s) Fair value measurement and financial instruments - The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The carrying amounts of financial instruments, which consist of cash and cash equivalents, time deposits, accounts receivable, other current assets, accounts payable and other liabilities approximate their fair values due to the short-term nature of these instruments.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Non-controlling interest

(t) Non-controlling interest - For the Group’s non-wholly owned subsidiary, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Group. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the consolidated statements of operations and statements of changes in equity to distinguish the interests from that of the Group. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

On February 24, 2023, the Group’s non-wholly owned dormant subsidiary, Advanced Clean Innovation Asia (“ACIA”) Limited, was de-registered. Gain or loss on deregistration is calculated as follows:

Net liability of ACIA as of April 1, 2022	$(4)

Share of 49% by non-controlling interest as of April 1, 2022	(2)
Share of profit by non-controlling interest for the year ended March 31, 2023	2

Gain or loss on deregistration	(0)

Stock-based compensation

(u) Stock-based compensation - The Group adopted the provisions of ASC Topic 718 which requires the Group to measure and recognize compensation expenses for an award of an equity instrument based on the grant-date fair value.

The fair value of each option award is estimated on the date of grant using the Black-Scholes Option Valuation Model, and recognized as expenses (a) immediately at the grant date if no vesting conditions are required; (b) for share options or restricted shares granted with only service conditions, using the straight-line method, over the vesting period; and (c) for restricted shares granted with performance conditions, over the vesting period only for the portion that is reasonably probable to vest based on the annual assessment at each reporting date.

Further, ASC Topic 718 requires the Group to estimate forfeitures in calculating the expense related to stock-based compensation. Compensation expenses recognized relating to post-vesting cancellation or termination will not be reversed.

The expected volatility was based on the historical volatilities of the Company’s listed common stocks in the United States and other relevant market information. The Group uses historical data to estimate share option exercises and employee departure behavior used in the valuation model. The expected terms of share options granted is derived from the output of the option pricing model and represents the period of time that share options granted are expected to be outstanding. Since the share options once exercised will primarily trade in the U.S. capital market, the risk-free rate for periods within the contractual term of the share option is based on the U.S. Treasury yield curve in effect at the time of grant.

Details of grants of restricted shares to non-employee consultants after the effectiveness of ASU 2018-07 -Compensation - stock compensation (Topic 718) - Improvements to non-employee share-based payment accounting are disclosed in note 21.

Leases

(v) Leases - The Group accounts for leases in accordance with ASC 842, Leases (“ASC 842”), which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements. The Group elected not to apply the recognition requirements of ASC 842 to short-term leases. The Group also elected not to separate non-lease components from lease components, therefore, it will account for lease component and the non-lease components as a single lease component when there is only one vendor in the lease contract.

The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset which the Group does not own and whether it has the right to direct the use of an identified asset in exchange for consideration. Right of use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets are recognized as the amount of the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date.

Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Group’s lease liability calculation.

Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

As disclosed in note 2(k), the Group reviews its long-lived assets and ROU assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group recognized an impairment loss of $527 and $nil on ROU assets as of March 31, 2024 and 2025 respectively.

The operating lease is included in operating lease right-of-use assets, operating lease liabilities-current and operating lease liabilities-non-current in the consolidated balance sheets as of March 31, 2024 and March 31, 2025.

Dividends

(w) Dividends – Dividends are recognized when declared.

Dividends paid on equity-classified awards are often subject to the same vesting conditions as the underlying awards. Dividends are forfeited if the award is forfeited. When the dividend is declared, the Group accounts for forfeitures when they occur and recognize a debit to retained earnings and a credit to dividend payable for all awards. If an award is ultimately forfeited, that entry is reversed with a debit to dividends payable and a credit to retained earnings. The reversal entry would be made in the period in which the forfeitures occur.

Dividends recognized for unvested restricted shares for the years ended March 31, 2023, 2024 and 2025 were nil, $44 and $36, respectively.

Government grants

(x) Government grants - The Group from time to time may receive subsidies from governments in those jurisdictions that the Group has operations. The Group presents the government subsidies received as part of other income unless the subsidies are earmarked to compensate a specific expense, which have been accounted for by offsetting the specific expense. ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance was adopted by the Group beginning April 1, 2022 (see note 12).

Government grants and subsidies received by the Group for the years ended March 31, 2023, 2024 and 2025 were $309, $nil and $nil respectively.

Commitments and contingencies

(y) Commitments and contingencies - The Group adopts ASC Topic 450 “Contingencies” subtopic 20, in determining its accruals and disclosures with respect to loss contingencies. Accordingly, estimated losses from loss contingencies are accrued by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

Recently adopted accounting standards

(z) Recently adopted accounting standards - In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, which improves the disclosures about a public entity’s reportable segments and address requests from investors for additional, more detailed information about a reportable segment’s expenses. The Group has applied the standard beginning April 1, 2024. Additional segment disclosures are disclosed in note 22.

(aa) Accounting standards issued but not adopted as of March 31, 2025 - In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2024. Early adoption is permitted. Entities may apply the amendments prospectively or may elect retrospective application. The Group is currently evaluating the impact of the amendments on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disclosure in the notes to the financial statements, of disaggregated information about certain costs and expenses that are included in expense line items on the face of the income statement. The requirements of ASU 2024-03 are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027 with early adoption permitted. The Group is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and disclosures.